BRANDON J. CAGE

Vice President and Managing Counsel

Writer's Direct Number: (205) 268-1889

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brandon.cage@protective.com

May 3, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Empower Annuity Insurance Company of America
COLI VUL-2 Series Account
Executive Benefit VUL II and Executive Benefit VUL
Filing Pursuant to Rule 497(j) for
File Nos. 333-70963; 811-09201

Commissioners:

On behalf of Empower Annuity Insurance Company of America and the COLI VUL-2 Series Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Executive Benefit VUL II and Executive Benefit VUL”, a variable life policy, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in the most recent post-effective amendment to the above referenced registration statement for COLI VUL-2 Series Account as filed electronically with the Commission on April 22, 2024.

Please do not hesitate to call me at (205) 268-1889 if you have any questions.

Sincerely,

/s/ Brandon J. Cage
Brandon J. Cage